Income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income before income taxes	R$ 860,945	R$ 676,391	R$ 429,582
Statutory income taxes rate	34.00%	34.00%	34.00%
Income taxes at statutory rate	R$ (292,721)	R$ (229,973)	R$ (146,058)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(20,042)	(37,007)	(32,274)
PROUNI - Fiscal incentive (i)	454,380	379,747	309,952
Unrecognized deferred taxes assets on tax losses	(161,215)	(130,074)	(154,062)
Recognized deferred taxes	40,826		3,233
Presumed profit income tax regime effect (ii)	(372)	338	(8,787)
Permanent adjustments:
Management bonuses	(9,146)	(6,533)
Gifts	(1,742)	(1,655)	(1,552)
Sponsorship	(953)	(521)	(470)
Other	(1,744)	(4,744)	(2,665)
Pillar Two - See Note 2.3(q)	(109,458)
Other	9,685	2,951	8,517
Income taxes expense	(92,502)	(27,471)	(24,166)
Current	(133,328)	(24,238)	(27,399)
Deferred	R$ 40,826	R$ (3,233)	R$ 3,233
Effective rate	10.70%	4.10%	5.62%